1875 K Street, N.W.
Washington, DC 20006-1238

Tel: 202 303 1000
Fax: 202 303 2000

December 2, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares U.S. ETF Trust (the “Trust”)

(Securities Act File No. 333-179904

Investment Company Act File No. 811-22649)

Post-Effective Amendment No. 539

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 539 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to iShares Commodities Select Strategy ETF (the “Fund”), a series of the Trust.

The Amendment is being filed to reflect a change in the Fund’s reference and performance benchmarks as stated in the tables below, to reflect the corresponding removal of equity securities from the Fund’s principal investment strategies and principal risks, and related tracking of the new benchmark for performance measurement, which will take effect on or around January 31, 2020, a corresponding clarification to the Fund’s investment policy notations, and to make such other non-material changes as the Trust deems appropriate. The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act, and it will become effective 60 days after filing.

Prior Reference Benchmark	New Reference Benchmark
S&P GSCI™ Dynamic Roll Reduced Energy 70/30 Futures/Equity Blend (USD) TR	S&P GSCI Dynamic Roll (USD) TR

Prior Performance Benchmark	New Performance Benchmark
S&P GSCI™ (USD) TR	S&P GSCI Dynamic Roll (USD) TR

The disclosures in the summary section of the Prospectus other than those entitled “Principal Investment Strategies,” “Summary of Principal Risks” and “Performance Information” and in the statutory section of the Prospectus other than those entitled “More Information About the Fund,” “A Further Discussion of Principal Risks” and “Supplemental Information,” are substantially

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December 2, 2020

similar to those sections in the Fund’s Prospectus dated March 1, 2019, as revised to date, and to those of other funds managed by iShares that have been reviewed by the Staff. Likewise, the disclosures in the Fund’s Statement of Additional Information (“SAI”) are substantially similar to the SAIs of other iShares funds, except for changes to the sections captioned “Investment Strategies and Risks,” “General Considerations and Risks” and “Investment Policies” to reflect the changes to the Fund’s risk factors and policies.

With respect to changes in the “Investment Policies” section, the Trust highlights for the Staff the revised disclosure under “Notations Regarding the Fund’s Fundamental Investment Policies,” which now reflects the following changes “The Fund will look to the reference asset underlying any derivative, including a participation note, when determining its industry classifications. For purposes of this limitation, the Fund will generally value derivative instruments at their notional value.”

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Company, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

  /s/ Benjamin J. Haskin

Benjamin J. Haskin

cc:	Michael Gung

Nicole Hwang

George Rafal

Nadia Persaud

Anne Choe

Curtis Tate

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).